ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2010
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003	$ 0.003
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	38,699,095	38,265,177
Ordinary shares, shares outstanding	38,699,095	38,265,177
Parent Company [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	38,699,095	38,265,177
Ordinary shares, shares outstanding	38,699,095	38,265,177